COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 28, 2013 Richard P. Nespola [Member]	Dec. 29, 2012 Software [Member]	Dec. 28, 2013 Software [Member]
Loss Contingency, Damages Sought, Value	$ 1,600,000
Long-Term Purchase Commitment, Amount		285,000
Long-term Purchase Commitment, Time Period (in years)		3
Long-term Purchase Commitment, Amount Outstanding		214,000	119,000
Accrued Severane Liability	$ 1,500,000